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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets Corporate Debt Fund
ING Emerging Markets Hard Currency Debt Fund
ING Emerging Markets Local Currency Debt Fund
ING Investment Grade Credit Fund

The schedules are not audited.

ING Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 91.8%
		Brazil: 12.2%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	$250,000	0.4
500,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	433,750	0.7
300,000	#	Banco do Brasil SA/Cayman, 6.250%, 12/29/49	264,750	0.4
470,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	448,850	0.7
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	267,437	0.4
500,000	#	Cosan Luxembourg SA, 5.000%, 03/14/23	476,250	0.8
225,000		Embraer SA, 5.150%, 06/15/22	226,125	0.4
410,000		Fibria Overseas Finance Ltd., 6.750%, 03/03/21	443,415	0.7
450,000		Hypermarcas SA, 6.500%, 04/20/21	456,750	0.7
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	280,875	0.5
350,000		JBS USA, LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	351,750	0.6
700,000		NII Capital Corp., 7.625%, 04/01/21	551,250	0.9
1,000,000	#	NII International Telecom SCA, 7.875%, 08/15/19	952,500	1.5
250,000	#	OAS Investments GmbH, 8.250%, 10/19/19	246,875	0.4
300,000		Oi SA, 5.750%, 02/10/22	280,125	0.4
250,000		Petrobras Global Finance BV, 4.375%, 05/20/23	231,702	0.4
200,000		Petrobras Global Finance BV, 5.625%, 05/20/43	174,755	0.3
250,000		Suzano Trading Ltd., 5.875%, 01/23/21	237,500	0.4
250,000		Telemar Norte Leste SA, 5.500%, 10/23/20	233,750	0.4
423,000		Vale Overseas Ltd., 4.625%, 09/15/20	419,723	0.7
300,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	321,000	0.5
			7,549,132	12.2

		Chile: 4.3%
375,000	#	Automotores Gildemeister SA, 6.750%, 01/15/23	320,625	0.5
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	798,148	1.3
400,000		Colbun SA, 6.000%, 01/21/20	427,868	0.7
500,000	#	Inversiones CMPC SA, 4.375%, 05/15/23	479,532	0.8
400,000		Inversiones CMPC SA, 6.125%, 11/05/19	436,992	0.7
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	183,537	0.3
			2,646,702	4.3

		China: 5.3%
350,000		Agile Property Holdings Ltd., 10.000%, 11/14/16	373,188	0.6
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	312,661	0.5
200,000		China Overseas Finance Cayman IV Ltd., 4.875%, 02/15/17	212,220	0.4
250,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	245,362	0.4
350,000		CNOOC Finance 2012 Ltd., 5.000%, 05/02/42	334,303	0.5
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	205,826	0.3
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	358,246	0.6
400,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	436,000	0.7
500,000	#	Kaisa Group Holdings Ltd., 8.875%, 03/19/18	480,000	0.8
300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	331,974	0.5
			3,289,780	5.3

		Colombia: 6.4%
750,000		Bancolombia SA, 5.950%, 06/03/21	800,625	1.3
500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	473,750	0.8
681,000		Ecopetrol SA, 7.625%, 07/23/19	808,687	1.3
763,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	793,520	1.3
COP 924,000,000	#	Empresa de Telecomunicaciones de Bogato, 7.000%, 01/17/23	456,787	0.7
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	637,500	1.0
			3,970,869	6.4

		Czech Republic: 0.6%
400,000		CEZ A/S, 4.250%, 04/03/22	398,920	0.6

ING Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

		Dominican Republic: 0.4%
250,000	#	Aeropuertos Dominicanos Siglo XXI SA, 9.250%, 11/13/19	$251,875	0.4

		Guatemala: 0.8%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	472,500	0.8

		Hong Kong: 5.4%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	314,468	0.5
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	256,357	0.4
400,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	416,000	0.7
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	468,000	0.7
150,000		Noble Group Ltd., 4.875%, 08/05/15	155,812	0.2
500,000		Noble Group Ltd., 6.750%, 01/29/20	510,000	0.8
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	542,372	0.9
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	302,113	0.5
400,000		Wiseyear Holdings Ltd., 5.000%, 02/15/17	418,579	0.7
			3,383,701	5.4

		Hungary: 0.5%
300,000		MOL Group Finance SA, 6.250%, 09/26/19	291,000	0.5

		India: 5.9%
800,000		Axis Bank Ltd./Dubai, 5.125%, 09/05/17	816,360	1.3
550,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	553,140	0.9
550,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	559,411	0.9
450,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	394,875	0.7
700,000	#	State Bank of India/London, 4.125%, 08/01/17	693,998	1.1
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	238,750	0.4
200,000	#	Vedanta Resources PLC, 7.125%, 05/31/23	189,500	0.3
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	202,375	0.3
			3,648,409	5.9

		Indonesia: 2.8%
250,000		Adaro Indonesia PT, 7.625%, 10/22/19	263,438	0.4
500,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	498,750	0.8
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	590,562	0.9
400,000		Listrindo Capital BV, 6.950%, 02/21/19	410,000	0.7
			1,762,750	2.8

		Israel: 2.0%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	772,712	1.2
400,000		Teva Pharmaceutical Finance Co., LLC, 6.150%, 02/01/36	474,740	0.8
			1,247,452	2.0

		Jamaica: 2.0%
500,000		Digicel Group Ltd., 8.250%, 09/30/20	520,000	0.8
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	416,000	0.7
350,000	#	Digicel Ltd., 6.000%, 04/15/21	331,625	0.5
			1,267,625	2.0

		Macau: 1.2%
800,000		MCE Finance Ltd., 5.000%, 02/15/21	752,000	1.2

		Mexico: 6.5%
900,000		America Movil S.A.B de CV, 5.000%, 03/30/20	970,049	1.6
825,000	#	BBVA, 6.750%, 09/30/22	893,062	1.4
1,000,000		Cemex SAB de CV, 9.000%, 01/11/18	1,055,000	1.7
350,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	350,726	0.6
400,000		Grupo Televisa SAB, 6.625%, 03/18/25	471,290	0.7
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	302,250	0.5
			4,042,377	6.5

		Mongolia: 0.6%
450,000		Mongolian Mining Corp., 8.875%, 03/29/17	384,750	0.6

		Paraguay: 0.7%
400,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	416,000	0.7

		Peru: 2.1%
650,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	671,125	1.1
625,000		Southern Copper Corp., 6.750%, 04/16/40	621,289	1.0
			1,292,414	2.1

		Poland: 1.7%
500,000		Eileme 2 AB, 11.625%, 01/31/20	570,000	0.9
500,000	#	PKO Finance AB, 4.630%, 09/26/22	487,675	0.8
			1,057,675	1.7

		Qatar: 3.3%
498,000		QNB Finance Ltd., 3.375%, 02/22/17	512,940	0.8

ING Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

501,000		Qtel International Finance Ltd., 3.375%, 10/14/16	$522,493	0.8
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	538,611	0.9
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	470,000	0.8
			2,044,044	3.3

		Russia: 10.1%
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	533,100	0.9
100,000		ALROSA Finance SA, 7.750%, 11/03/20	107,500	0.2
300,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.700%, 02/01/18	306,000	0.5
525,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	518,437	0.8
300,000		Evraz Group SA, 7.400%, 04/24/17	303,000	0.5
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	121,000	0.2
275,000	#	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	253,234	0.4
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	416,000	0.7
205,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	222,322	0.3
250,000		Lukoil International Finance BV, 6.125%, 11/09/20	264,375	0.4
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	354,000	0.6
600,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	557,400	0.9
500,000	#	Sberbank of Russia Via SB Capital SA, 4.950%, 02/07/17	519,750	0.8
500,000	#	Severstal OAO Via Steel Capital SA, 5.900%, 10/17/22	458,750	0.7
400,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	372,000	0.6
250,000		TNK-BP Finance SA, 7.500%, 07/18/16	278,438	0.4
400,000		VimpelCom Holdings BV, 6.255%, 03/01/17	412,000	0.7
300,000	#	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	306,000	0.5
			6,303,306	10.1

		South Africa: 1.9%
500,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	442,666	0.7
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	253,872	0.4
500,000		Sasol Financing International PLC, 4.500%, 11/14/22	464,375	0.8
			1,160,913	1.9

		South Korea: 3.3%
800,000	#	Korea East-West Power Co. Ltd., 2.500%, 07/16/17	781,808	1.3
250,000		POSCO, 5.250%, 04/14/21	262,164	0.4
400,000		Shinhan Bank, 4.375%, 07/27/17	420,791	0.7
565,000		Shinhan Bank, 5.663%, 03/02/35	589,746	0.9
			2,054,509	3.3

		Thailand: 1.1%
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	268,270	0.4
400,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	420,659	0.7
			688,929	1.1

		Turkey: 4.7%
350,000		Akbank TAS, 6.500%, 03/09/18	375,813	0.6
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	259,500	0.4
500,000	#	Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 05/02/18	476,250	0.8
500,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	470,625	0.8
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	402,000	0.6
1,000,000	#	Yapi ve Kredi Bankasi AS, 5.500%, 12/06/22	915,000	1.5
			2,899,188	4.7

		Ukraine: 0.9%
600,000		Metinvest BV, 8.750%, 02/14/18	561,000	0.9

		United Arab Emirates: 5.1%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	223,000	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	852,975	1.4
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	863,835	1.4
550,000		DP World Ltd., 6.850%, 07/02/37	570,625	0.9
350,000		DP World Sukuk Ltd., 6.250%, 07/02/17	375,375	0.6

ING Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	$307,807	0.5
			3,193,617	5.1

		Total Corporate Bonds/Notes (Cost $59,736,337)	57,031,437	91.8

SHORT-TERM INVESTMENTS: 6.4%
		U.S. Treasury Bills: 3.3%
2,000,000		United States Treasury Bill, 0.030%, 09/19/13 (Cost $1,999,793)	1,999,878	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
1,954,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,954,000)	1,954,000	3.1
	Total Short-Term Investments (Cost $3,953,793)	3,953,878	6.4

	Total Investments in Securities (Cost $63,690,130)	$60,985,315	98.2
	Assets in Excess of Other Liabilities	1,121,419	1.8
	Net Assets	$62,106,734	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

COP	Colombian Peso

Cost for federal income tax purposes is $63,695,509.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$137,190
Gross Unrealized Depreciation	(2,847,384)
Net Unrealized Depreciation	$(2,710,194)

Sector Diversification	Percentage of Net Assets
Financials	24.8%
Energy	14.8
Telecommunication Services	14.1
Materials	13.4
Utilities	9.5
Industrials	8.1
Consumer Discretionary	3.2
Consumer Staples	2.4
Health Care	1.5
Short-Term Investments	6.4
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

ING Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$57,031,437	$—	$57,031,437
Short-Term Investments	1,954,000	1,999,878	—	3,953,878
Total Investments, at fair value	$1,954,000	$59,031,315	$—	$60,985,315
Other Financial Instruments+
Futures	17,711	—	—	17,711
Total Assets	$1,971,711	$59,031,315	$—	$61,003,026
Liabilities Table
Other Financial Instruments+
Futures	$(115,320)	$—	$—	$(115,320)
Total Liabilities	$(115,320)	$—	$—	$(115,320)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	17	09/19/13	$2,151,563	$(40,917)
U.S. Treasury 2-Year Note	2	09/30/13	440,000	(380)
U.S. Treasury 5-Year Note	15	09/30/13	1,815,703	(23,273)
U.S. Treasury Long Bond	12	09/19/13	1,630,125	(50,750)
			$6,037,391	$(115,320)
Short Contracts
U.S. Treasury Ultra Long Bond	(3)	09/19/13	(441,938)	17,711
			$(441,938)	$17,711

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$17,711
Total Asset Derivatives		$17,711

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$115,320
Total Liability Derivatives		$115,320

ING Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 8.2%
		Brazil: 1.7%
1,000,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	$955,000	0.6
2,000,000	#	Caixa Economica Federal, 3.500%, 11/07/22	1,690,000	1.1
			2,645,000	1.7

		Colombia: 0.7%
1,000,000		Ecopetrol SA, 7.625%, 07/23/19	1,187,500	0.7

		Georgia: 0.6%
875,000	#	Georgian Railway JSC, 7.750%, 07/11/22	949,988	0.6

		Guatemala: 0.7%
1,030,000		Central American Bottling Corp., 6.750%, 02/09/22	1,086,650	0.7

		Kazakhstan: 1.6%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,566,250	1.0
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	925,000	0.6
			2,491,250	1.6

		Panama: 1.1%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,731,972	1.1

		Russia: 1.2%
1,000,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	930,000	0.6
1,000,000	#	VimpelCom Holdings BV, 5.950%, 02/13/23	940,000	0.6
			1,870,000	1.2

		Turkey: 0.6%
1,000,000	#	Turkiye Sise ve Cam Fabrikalari AS, 4.250%, 05/09/20	915,000	0.6

		Total Corporate Bonds/Notes (Cost $13,875,049)	12,877,360	8.2

FOREIGN GOVERNMENT BONDS: 85.0%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,114,062	1.3

		Argentina: 3.8%
1,388,341		Argentina Government International Bond, 2.500%, 12/31/38	458,153	0.3
1,400,000		Argentina Government International Bond, 7.000%, 09/12/13	1,435,000	0.9
4,922,995		Argentina Government International Bond, 8.280%, 12/31/33	2,793,799	1.8
1,400,000		City of Buenos Aires, 9.950%, 03/01/17	1,225,000	0.8
			5,911,952	3.8

		Aruba: 0.7%
1,250,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,181,250	0.7

		Belarus: 3.1%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,828,500	2.4
1,020,000		Republic of Belarus, 8.950%, 01/26/18	1,022,550	0.7
			4,851,050	3.1

		Belize: 0.9%
2,516,100	#	Belize Government International Bond, 5.000%, 02/20/38	1,484,499	0.9

		Brazil: 1.7%
2,000,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,745,000	1.1
1,000,000		Federal Republic of Brazil, 5.625%, 01/07/41	1,000,000	0.6
			2,745,000	1.7

		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	846,430	0.5

		Chile: 0.9%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,419,170	0.9

		Colombia: 1.6%
500,000		Colombia Government International Bond, 6.125%, 01/18/41	560,000	0.3
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,995,000	1.3
			2,555,000	1.6

		Costa Rica: 1.0%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,023,000	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	549,000	0.3
			1,572,000	1.0

		Croatia: 3.2%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	975,000	0.6
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	975,000	0.6

ING Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	$3,027,000	2.0
			4,977,000	3.2

		Ecuador: 1.0%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,563,750	1.0

		Egypt: 0.2%
330,000		Egypt Government International Bond, 5.750%, 04/29/20	261,591	0.2

		El Salvador: 0.2%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	244,375	0.2

		Gabon: 1.6%
2,200,000		Gabonese Republic, 8.200%, 12/12/17	2,497,000	1.6

		Guatemala: 1.6%
500,000	#	Guatemala Government Bond, 4.875%, 02/13/28	457,500	0.3
1,600,000		Guatemala Government Bond, 8.125%, 10/06/34	1,992,000	1.3
			2,449,500	1.6

		Hungary: 1.9%
400,000		Hungary Government International Bond, 5.375%, 02/21/23	387,000	0.2
2,500,000		Hungary Government International Bond, 7.625%, 03/29/41	2,622,500	1.7
			3,009,500	1.9

		Indonesia: 2.1%
2,450,000		Indonesia Government International Bond, 8.500%, 10/12/35	3,240,125	2.1

		Ivory Coast: 1.3%
2,450,000	±	Ivory Coast Government International Bond, 5.750%, 12/31/32	2,027,375	1.3

		Kazakhstan: 0.9%
1,460,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,487,448	0.9

		Latvia: 0.6%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	930,000	0.6

		Lebanon: 2.6%
3,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	3,235,775	2.1
750,000		Lebanon Government International Bond, 8.250%, 04/12/21	802,500	0.5
			4,038,275	2.6

		Lithuania: 2.0%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,420,250	1.6
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	691,500	0.4
			3,111,750	2.0

		Mexico: 6.3%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	766,320	0.5
8,800,000		Mexico Government International Bond, 3.625%, 03/15/22	8,646,000	5.5
450,000		Mexico Government International Bond, 4.750%, 03/08/44	402,750	0.3
			9,815,070	6.3

		Mongolia: 0.6%
1,000,000	#	Mongolia Government International Bond, 5.125%, 12/05/22	890,000	0.6

		Morocco: 1.7%
1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	885,200	0.6
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	885,200	0.6
1,000,000	#	Morocco Government International Bond, 5.500%, 12/11/42	840,200	0.5
			2,610,600	1.7

		Namibia: 0.9%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	1,471,750	0.9

		Nigeria: 1.5%
NGN 200,000,000		Nigeria Government Bond, 14.360%, 03/20/14	1,113,734	0.7
NGN 185,000,000		Nigeria Government Bond, 16.390%, 01/27/22	1,276,982	0.8
			2,390,716	1.5

		Pakistan: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	470,000	0.3

ING Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

294,000		Pakistan Government International Bond, 7.875%, 03/31/36	$224,175	0.1
			694,175	0.4

		Panama: 1.1%
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	1,758,255	1.1

		Paraguay: 0.9%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,072,500	0.7
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	292,500	0.2
			1,365,000	0.9

		Peru: 2.6%
3,500,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	3,132,500	2.0
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	891,135	0.6
			4,023,635	2.6

		Philippines: 2.9%
3,000,000		Philippine Government International Bond, 7.750%, 01/14/31	3,971,250	2.6
400,000		Philippine Government International Bond, 8.375%, 06/17/19	520,000	0.3
			4,491,250	2.9

		Poland: 2.2%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,484,250	2.2

		Republic Of Serbia: 1.2%
2,118,000	#	Republic of Serbia, 4.875%, 02/25/20	1,932,675	1.2

		Romania: 1.6%
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,050,522	0.7
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,465,366	0.9
			2,515,888	1.6

		Russia: 3.8%
RUB 30,000,000	#	AHML Finance Ltd., 7.750%, 02/13/18	895,720	0.6
1,951,900		Russian Foreign Bond—Eurobond, 7.500%, 03/31/30	2,290,067	1.5
2,600,000		Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	2,700,750	1.7
			5,886,537	3.8

		Rwanda: 0.6%
1,000,000	#	Rwanda International Government Bond, 6.625%, 05/02/23	872,500	0.6

		South Africa: 3.0%
5,271,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	4,635,317	3.0

		Sri Lanka: 1.1%
875,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	835,625	0.6
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	830,850	0.5
			1,666,475	1.1

		Tanzania: 1.3%
2,000,000		Tanzania Government International Bond, 6.450%, 03/08/20	2,010,000	1.3

		Trinidad And Tobago: 1.3%
1,987,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	2,101,781	1.3

		Turkey: 1.6%
2,144,000		Turkey Government Bond, 7.375%, 02/05/25	2,546,000	1.6

		Ukraine: 2.1%
2,000,000	#	Ukraine Government International Bond, 7.500%, 04/17/23	1,765,000	1.1
200,000		Ukraine Government International Bond, 7.800%, 11/28/22	179,500	0.1
1,500,000	#	Ukraine Railways via Shortline PLC, 9.500%, 05/21/18	1,361,250	0.9
			3,305,750	2.1

		Uruguay: 0.8%
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	994,988	0.7
162,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	206,917	0.1
			1,201,905	0.8

		Venezuela: 9.6%
1,500,000		Petroleos de Venezuela SA, 4.900%, 10/28/14	1,410,000	0.9
14,800,000		Petroleos de Venezuela SA, 8.500%, 11/02/17	13,597,500	8.7
			15,007,500	9.6

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,284,000	0.8

ING Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

		Zambia: 0.4%
660,000	#	Zambia Government International Bond, 5.375%, 09/20/22	$589,875	0.4

		Total Foreign Government Bonds (Cost $143,385,224)	133,069,006	85.0

		Total Long-Term Investments (Cost $157,260,273)	145,946,366	93.2

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
2,526,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,526,000)	2,526,000	1.6

	Total Short-Term Investments (Cost $2,526,000)	2,526,000	1.6

	Total Investments in Securities (Cost $159,786,273)	$148,472,366	94.8
	Assets in Excess of Other Liabilities	8,142,001	5.2
	Net Assets	$156,614,367	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

±	Defaulted security

NGN	Nigerian Naira

RUB	Russian Ruble

Cost for federal income tax purposes is $160,311,415.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$349,211
Gross Unrealized Depreciation	(12,188,260)
Net Unrealized Depreciation	$(11,839,049)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	85.0%
Financials	2.1
Consumer Staples	1.3
Energy	1.3
Industrials	1.2
Utilities	1.1
Telecommunication Services	0.6
Consumer Discretionary	0.6
Short-Term Investments	1.6
Assets in Excess of Other Liabilities	5.2
Net Assets	100.0%

ING Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$12,877,360	$—	$12,877,360
Short-Term Investments	2,526,000	—	—	2,526,000
Foreign Government Bonds	—	133,069,006	—	133,069,006
Total Investments, at fair value	$2,526,000	$145,946,366	$—	$148,472,366
Other Financial Instruments+
Swaps	—	129,007	—	129,007
Futures	135,786	—	—	135,786
Forward Foreign Currency Contracts	—	31,663	—	31,663
Total Assets	$2,661,786	$146,107,036	$—	$148,768,822
Liabilities Table
Other Financial Instruments+
Futures	$(483,703)	$—	$—	$(483,703)
Total Liabilities	$(483,703)	$—	$—	$(483,703)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Hard Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Turkish Lira	1,803,497	Sell	08/23/13	$958,892	$927,229	$31,663
							$31,663

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	45	09/30/13	$9,900,000	$(8,060)
U.S. Treasury 5-Year Note	84	09/30/13	10,167,938	(94,604)
U.S. Treasury Long Bond	106	09/19/13	14,399,438	(346,051)
			$34,467,376	$(448,715)
Short Contracts
U.S. Treasury 10-Year Note	(89)	09/19/13	(11,264,062)	(34,988)
U.S. Treasury Ultra Long Bond	(23)	09/19/13	(3,388,188)	135,786
			$(14,652,250)	$100,798

ING Emerging Markets Hard Currency Debt Fund Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 3,223,000	$129,007	$62,172	$66,835
						$129,007	$62,172	$66,835

ING Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)
(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$31,663
Interest rate contracts	Futures contracts	135,786
Credit contracts	Credit default swaps	129,007
Total Asset Derivatives		$296,456

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$483,703
Total Liability Derivatives		$483,703

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

Assets:	Deutsche Bank AG	JPMorgan Chase & Co.	Totals
Forward foreign currency contracts	$—	$31,663	$31,663
Credit default swap agreements	129,007	—	129,007
Total Assets	$129,007	$31,663	$160,670
Net OTC derivative instruments by counterparty, at fair value	$129,007	$31,663	160,670
Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$129,007	$31,663	$160,670

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 3.4%

		Brazil: 1.9%
BRL 1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	807,697	0.8
BRL 2,162,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,070,657	1.1
			1,878,354	1.9

		Russia: 0.6%
RUB 20,000,000	#	AHML Finance Ltd., 7.750%, 02/13/18	597,146	0.6

		Turkey: 0.9%
TRY 1,750,000	#	Akbank TAS, 7.500%, 02/05/18	837,663	0.9

		Total Corporate Bonds/Notes (Cost $3,814,023)	3,313,163	3.4

FOREIGN GOVERNMENT BONDS: 57.0%
		Dominican Republic: 1.4%
DOP 35,500,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	1,019,878	1.0
DOP 11,870,000		Dominican Republic International Bond, 15.500%, 04/19/19	356,257	0.4
			1,376,135	1.4

		Hungary: 3.1%
HUF 160,000,000		Hungary Government Bond, 6.500%, 06/24/19	743,062	0.8
HUF 160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	707,154	0.7
HUF 330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,556,710	1.6
			3,006,926	3.1

		Malaysia: 3.9%
MYR 9,790,000		Malaysia Government Bond, 3.434%, 08/15/14	3,109,908	3.3
MYR 1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	602,934	0.6
			3,712,842	3.9

		Mexico: 4.3%
MXN 16,000,000		Mexican Bonos, 8.500%, 12/13/18	1,414,972	1.5
MXN 30,200,000		Mexican Bonos, 8.500%, 11/18/38	2,726,453	2.8
			4,141,425	4.3

		Nigeria: 0.3%
NGN 36,000,000		Nigeria Government Bond, 7.000%, 10/23/19	158,156	0.2
NGN 21,860,000		Nigeria Government Bond, 16.390%, 01/27/22	150,891	0.1
			309,047	0.3

		Peru: 4.5%
PEN 3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,625,208	1.7
PEN 300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	132,115	0.1
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,604,357	2.7
			4,361,680	4.5

		Philippines: 1.4%
PHP 61,000,000		Philippine Government International Bond, 3.900%, 11/26/22	1,347,710	1.4

		Poland: 8.3%
PLN 19,000,000		Poland Government Bond, 5.000%, 04/25/16	5,980,709	6.2
PLN 6,000,000		Poland Government International Bond, 5.750%, 09/23/22	1,994,092	2.1
			7,974,801	8.3

		Romania: 1.5%
RON 4,800,000		Romania Government Bond, 6.000%, 04/30/16	1,431,191	1.5

		Russia: 6.9%
RUB 125,000,000		Russian Federal Bond—OFZ, 7.600%, 04/14/21	3,882,549	4.1
RUB 86,926,000		Russian Federal Bond—OFZ, 8.150%, 02/03/27	2,723,692	2.8
			6,606,241	6.9

		South Africa: 7.4%
ZAR 56,303,122		South Africa Government Bond, 6.250%, 03/31/36	4,371,128	4.6
ZAR 22,000,000		South Africa Government Bond, 10.500%, 12/21/26	2,701,991	2.8
			7,073,119	7.4

		Thailand: 5.9%
THB 53,900,000		Thailand Government Bond, 3.625%, 05/22/15	1,762,953	1.9
THB 120,000,000		Thailand Government Bond, 3.650%, 12/17/21	3,861,071	4.0
			5,624,024	5.9

		Turkey: 8.1%
TRY 12,000,000		Turkey Government Bond, 9.000%, 03/08/17	6,439,571	6.7

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

TRY 2,500,000		Turkey Government Bond, 9.500%, 01/12/22	1,377,223	1.4
			7,816,794	8.1

		Total Foreign Government Bonds (Cost $58,412,221)	54,781,935	57.0

CREDIT-LINKED NOTES: 14.8%
		Colombia: 3.1%
3,625,000	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	2,941,938	3.1

		Indonesia: 10.3%
IDR 56,500,000,000	#	Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	5,950,631	6.2
IDR 40,000,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	4,000,403	4.1
			9,951,034	10.3

		Nigeria: 1.4%
NGN 190,000,000	#	Citigroup Funding, Inc., (Federal Republic of Nigeria), 16.390%, 01/31/22	1,330,923	1.4

		Total Credit-Linked Notes (Cost $16,587,679)	14,223,895	14.8

		Total Long-Term Investments (Cost $78,813,923)	72,318,993	75.2

SHORT-TERM INVESTMENTS: 14.3%
		U.S. Treasury Bills: 9.4%
9,000,000		United States Treasury Bill, 0.030%, 09/19/13
		(Cost $8,999,150)	8,999,451	9.4

		Foreign Government Bonds: 3.2%
MYR 1,440,000	Z	Bank Negara Malaysia Monetary Notes, 2.830%, 07/18/13	455,126	0.5
NGN 114,700,000	Z	Nigeria Government Bond, 13.770%, 10/10/13	679,215	0.7
NGN 337,400,000	Z	Nigeria Government Bond, 14.230%, 12/19/13	1,943,769	2.0
			3,078,110	3.2

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.7%
1,624,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,624,000)	1,624,000	1.7

	Total Short-Term Investments (Cost $13,789,851)	13,701,561	14.3

	Total Investments in Securities (Cost $92,603,774)	$86,020,554	89.5
	Assets in Excess of Other Liabilities	10,119,309	10.5
	Net Assets	$96,139,863	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian New Leu

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish New Lira

ZAR	South African Rand

Cost for federal income tax purposes is $92,776,693.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$296,228
Gross Unrealized Depreciation	(7,052,367)
Net Unrealized Depreciation	$(6,756,139)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	60.2%
Credit-Linked Notes	14.8
Financials	3.4
Short-Term Investments	11.1
Assets in Excess of Other Liabilities	10.5
Net Assets	100.0%

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$3,313,163	$—	$3,313,163
Short-Term Investments	1,624,000	12,077,561	—	13,701,561
Credit-Linked Notes	—	14,223,895	—	14,223,895
Foreign Government Bonds	—	54,781,935	—	54,781,935
Total Investments, at fair value	$1,624,000	$84,396,554	$—	$86,020,554
Other Financial Instruments+
Swaps	—	47,403	—	47,403
Futures	122,657	—	—	122,657
Forward Foreign Currency Contracts	—	2,052,250	—	2,052,250
Total Assets	$1,746,657	$86,496,207	$—	$88,242,864
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,140,836)	$—	$(1,140,836)
Futures	(128,925)	—	—	(128,925)
Forward Foreign Currency Contracts	—	(3,539,901)	—	(3,539,901)
Total Liabilities	$(128,925)	$(4,680,737)	$—	$(4,809,662)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	789,609	Buy	07/12/13	$1,043,000	$1,027,833	$(15,167)
Barclays Bank PLC	Russian Ruble	40,012,860	Buy	08/23/13	1,225,528	1,206,090	(19,438)
Barclays Bank PLC	South African Rand	5,563,799	Buy	08/23/13	553,277	558,471	5,194
Barclays Bank PLC	EU Euro	435,375	Buy	07/12/13	576,000	566,727	(9,273)
Barclays Bank PLC	Thai Baht	67,081,025	Buy	08/23/13	2,153,484	2,156,694	3,210
Barclays Bank PLC	Turkish Lira	2,987,123	Buy	08/23/13	1,558,336	1,535,764	(22,572)
Barclays Bank PLC	Mexican Peso	459,367	Buy	08/23/13	35,921	35,282	(639)
Barclays Bank PLC	Romanian New Leu	2,041,239	Buy	08/23/13	592,925	591,557	(1,368)
Barclays Bank PLC	Mexican Peso	18,851,574	Buy	08/23/13	1,472,510	1,447,879	(24,631)
Barclays Bank PLC	Colombian Peso	2,692,296,000	Buy	07/12/13	1,464,000	1,399,496	(64,504)
Barclays Bank PLC	Chinese Yuan	9,267,264	Buy	08/09/13	1,440,000	1,504,761	64,761
Citigroup, Inc.	Philippine Peso	43,430,580	Buy	07/12/13	1,026,000	1,005,194	(20,806)
Citigroup, Inc.	Chinese Yuan	9,979,992	Buy	08/09/13	1,584,000	1,620,490	36,490
Citigroup, Inc.	EU Euro	719,112	Buy	07/12/13	946,000	936,067	(9,933)
Citigroup, Inc.	Brazilian Real	1,541,047	Buy	07/12/13	716,000	689,026	(26,974)
Citigroup, Inc.	EU Euro	409,489	Buy	07/12/13	532,000	533,032	1,032
Citigroup, Inc.	EU Euro	421,245	Buy	07/12/13	546,000	548,335	2,335
Citigroup, Inc.	Colombian Peso	429,578,540	Buy	07/12/13	226,000	223,301	(2,699)
Citigroup, Inc.	Indonesian Rupiah	1,789,780,400	Buy	08/23/13	172,000	179,216	7,216
Citigroup, Inc.	Colombian Peso	2,738,736,000	Buy	07/12/13	1,482,000	1,423,636	(58,364)
Citigroup, Inc.	Mexican Peso	6,496,297	Buy	08/23/13	494,000	498,942	4,942
Citigroup, Inc.	Mexican Peso	6,501,044	Buy	08/23/13	494,000	499,307	5,307
Citigroup, Inc.	Mexican Peso	6,594,694	Buy	08/23/13	508,000	506,500	(1,500)
Citigroup, Inc.	South African Rand	4,536,698	Buy	08/23/13	453,000	455,375	2,375
Citigroup, Inc.	Chilean Peso	611,505,000	Buy	07/12/13	1,284,000	1,201,440	(82,560)
Citigroup, Inc.	Mexican Peso	6,387,801	Buy	08/23/13	493,000	490,610	(2,390)
Citigroup, Inc.	Mexican Peso	6,368,321	Buy	08/23/13	493,000	489,113	(3,887)
Citigroup, Inc.	Singapore Dollar	633,214	Buy	08/23/13	503,000	499,620	(3,380)
Citigroup, Inc.	Indonesian Rupiah	17,022,139,610	Buy	08/23/13	1,628,601	1,704,478	75,877

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Mexican Peso	6,519,363	Buy	08/23/13	$503,000	$500,714	$(2,286)
Citigroup, Inc.	Singapore Dollar	634,180	Buy	08/23/13	503,000	500,383	(2,617)
Citigroup, Inc.	Polish Zloty	5,226,784	Buy	08/23/13	1,619,357	1,567,751	(51,606)
Citigroup, Inc.	Czech Koruna	340,606	Buy	08/23/13	17,212	17,047	(165)
Citigroup, Inc.	Mexican Peso	6,562,875	Buy	08/23/13	509,000	504,056	(4,944)
Citigroup, Inc.	Mexican Peso	6,560,483	Buy	08/23/13	509,000	503,872	(5,128)
Citigroup, Inc.	South African Rand	11,808,496	Buy	08/23/13	1,202,000	1,185,288	(16,712)
Citigroup, Inc.	Russian Ruble	16,648,405	Buy	08/23/13	515,000	501,825	(13,175)
Citigroup, Inc.	Brazilian Real	361,098	Buy	07/12/13	177,000	161,452	(15,548)
Citigroup, Inc.	Hungarian Forint	6,977,100	Buy	09/09/13	31,099	30,574	(525)
Citigroup, Inc.	Hungarian Forint	108,990,836	Buy	09/20/13	473,000	477,124	4,124
Citigroup, Inc.	Hungarian Forint	115,179,707	Buy	09/20/13	503,000	504,217	1,217
Citigroup, Inc.	Philippine Peso	73,594,640	Buy	07/12/13	1,808,000	1,703,337	(104,663)
Citigroup, Inc.	Hungarian Forint	116,556,521	Buy	09/20/13	509,000	510,244	1,244
Credit Suisse Group AG	South African Rand	361,093	Buy	08/23/13	35,712	36,245	533
Credit Suisse Group AG	Mexican Peso	5,123,953	Buy	08/23/13	400,000	393,541	(6,459)
Credit Suisse Group AG	South Korean Won	239,882,240	Buy	08/23/13	212,000	209,491	(2,509)
Credit Suisse Group AG	Mexican Peso	13,407,759	Buy	08/23/13	1,040,000	1,029,772	(10,228)
Deutsche Bank AG	Indian Rupee	31,325,880	Buy	08/23/13	562,000	522,175	(39,825)
Deutsche Bank AG	Brazilian Real	444,454	Buy	07/12/13	208,000	198,722	(9,278)
Deutsche Bank AG	Philippine Peso	21,996,000	Buy	07/12/13	520,000	509,094	(10,906)
Deutsche Bank AG	Philippine Peso	21,980,400	Buy	07/12/13	520,000	508,733	(11,267)
Deutsche Bank AG	Brazilian Real	3,015,129	Buy	07/12/13	1,482,000	1,348,111	(133,889)
Deutsche Bank AG	Philippine Peso	75,021,120	Buy	07/12/13	1,824,000	1,736,352	(87,648)
Deutsche Bank AG	Mexican Peso	6,503,100	Buy	08/23/13	503,000	499,465	(3,535)
Deutsche Bank AG	Malaysian Ringgit	16,074,781	Buy	08/23/13	5,098,411	5,069,697	(28,714)
Deutsche Bank AG	Mexican Peso	41,843,819	Buy	08/23/13	3,246,223	3,213,779	(32,444)
Deutsche Bank AG	Malaysian Ringgit	3,192,604	Buy	08/23/13	1,026,000	1,006,890	(19,110)
Deutsche Bank AG	South African Rand	12,103,101	Buy	08/23/13	1,209,000	1,214,860	5,860
Deutsche Bank AG	South African Rand	4,592,266	Buy	08/23/13	468,000	460,953	(7,047)
Deutsche Bank AG	Indian Rupee	29,478,600	Buy	08/23/13	515,000	491,382	(23,618)
Deutsche Bank AG	Peruvian Nuevo Sol	2,076,073	Buy	08/23/13	757,000	742,771	(14,229)
Deutsche Bank AG	Russian Ruble	16,667,975	Buy	08/23/13	515,000	502,415	(12,585)
Deutsche Bank AG	Hungarian Forint	109,065,854	Buy	09/20/13	473,000	477,453	4,453
Deutsche Bank AG	Hungarian Forint	114,976,142	Buy	09/20/13	503,000	503,326	326
Deutsche Bank AG	Hungarian Forint	49,553,083	Buy	09/20/13	220,163	216,926	(3,237)
Deutsche Bank AG	Brazilian Real	32,726,856	Buy	07/12/13	16,034,716	14,632,682	(1,402,034)
Deutsche Bank AG	Hungarian Forint	116,522,163	Buy	09/20/13	509,000	510,094	1,094
Deutsche Bank AG	Hungarian Forint	168,174,948	Buy	09/20/13	736,684	736,212	(472)
Deutsche Bank AG	Philippine Peso	158,474,020	Buy	07/12/13	3,888,933	3,667,857	(221,076)
Deutsche Bank AG	Colombian Peso	2,984,523,000	Buy	07/12/13	1,626,000	1,551,400	(74,600)
Deutsche Bank AG	Colombian Peso	3,926,630,570	Buy	07/12/13	2,160,826	2,041,122	(119,704)
Goldman Sachs & Co.	EU Euro	766,242	Buy	07/12/13	1,006,000	997,417	(8,583)
Goldman Sachs & Co.	South African Rand	29,612,030	Buy	08/23/13	2,970,052	2,972,335	2,283
Goldman Sachs & Co.	South African Rand	5,164,924	Buy	08/23/13	513,000	518,434	5,434
Goldman Sachs & Co.	Chilean Peso	848,122,074	Buy	07/12/13	1,782,705	1,666,328	(116,377)
Goldman Sachs & Co.	Brazilian Real	488,349	Buy	07/12/13	239,000	218,348	(20,652)
HSBC	Chinese Offshore Yuan	9,596,628	Buy	01/14/14	1,524,000	1,541,907	17,907
HSBC	Brazilian Real	463,625	Buy	07/12/13	225,000	207,294	(17,706)
HSBC	Polish Zloty	750,539	Buy	08/23/13	228,000	225,121	(2,879)
JPMorgan Chase & Co.	EU Euro	789,478	Buy	07/12/13	1,043,000	1,027,663	(15,337)
JPMorgan Chase & Co.	Colombian Peso	2,337,196,000	Buy	07/12/13	1,234,000	1,214,910	(19,090)
JPMorgan Chase & Co.	Philippine Peso	22,657,250	Buy	07/12/13	535,000	524,399	(10,601)
JPMorgan Chase & Co.	Philippine Peso	22,694,700	Buy	07/12/13	535,000	525,265	(9,735)
JPMorgan Chase & Co.	Turkish Lira	352,816	Buy	08/23/13	181,000	181,393	393
JPMorgan Chase & Co.	Mexican Peso	6,593,027	Buy	08/23/13	508,000	506,372	(1,628)
JPMorgan Chase & Co.	Turkish Lira	83,098	Buy	08/23/13	44,159	42,723	(1,436)
JPMorgan Chase & Co.	Mexican Peso	6,510,228	Buy	08/23/13	503,000	500,013	(2,987)
JPMorgan Chase & Co.	Russian Ruble	15,856,766	Buy	08/23/13	485,414	477,963	(7,451)
JPMorgan Chase & Co.	Russian Ruble	1,220,716	Buy	08/23/13	37,370	36,795	(575)
JPMorgan Chase & Co.	Malaysian Ringgit	1,576,628	Buy	08/23/13	509,000	497,240	(11,760)
JPMorgan Chase & Co.	Russian Ruble	129,000,000	Buy	08/23/13	3,982,157	3,888,387	(93,770)
JPMorgan Chase & Co.	Turkish Lira	327,528	Buy	08/23/13	173,000	168,391	(4,609)
JPMorgan Chase & Co.	Malaysian Ringgit	1,597,788	Buy	08/23/13	515,000	503,913	(11,087)
JPMorgan Chase & Co.	Malaysian Ringgit	1,595,470	Buy	08/23/13	515,000	503,183	(11,817)
JPMorgan Chase & Co.	Russian Ruble	16,667,975	Buy	08/23/13	515,000	502,415	(12,585)
JPMorgan Chase & Co.	Mexican Peso	6,380,160	Buy	08/23/13	493,000	490,023	(2,977)
UBS Warburg LLC	EU Euro	2,246,653	Buy	07/12/13	2,936,000	2,924,466	(11,534)
							$(3,003,437)

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real	90,140	Sell	07/12/13	$40,000	$40,303	$(303)
Barclays Bank PLC	Colombian Peso	2,082,144,000	Sell	07/12/13	1,104,000	1,082,330	21,670
Barclays Bank PLC	Chilean Peso	979,497,000	Sell	07/12/13	1,935,000	1,924,444	10,556
Barclays Bank PLC	Chinese Yuan	1,422,548	Sell	08/09/13	229,000	230,985	(1,985)
Barclays Bank PLC	Mexican Peso	6,463,788	Sell	08/23/13	503,000	496,446	6,554
Barclays Bank PLC	Indian Rupee	5,207,544	Sell	08/23/13	90,855	86,805	4,050
Citigroup, Inc.	EU Euro	722,269	Sell	07/12/13	946,000	940,177	5,823
Citigroup, Inc.	Brazilian Real	1,100,642	Sell	07/12/13	513,000	492,114	20,886
Citigroup, Inc.	Brazilian Real	1,075,517	Sell	07/12/13	509,000	480,880	28,120
Citigroup, Inc.	Philippine Peso	21,332,190	Sell	07/12/13	509,000	493,730	15,270
Citigroup, Inc.	EU Euro	311,677	Sell	07/12/13	404,000	405,710	(1,710)
Citigroup, Inc.	EU Euro	822,235	Sell	07/12/13	1,063,000	1,070,303	(7,303)
Citigroup, Inc.	Brazilian Real	10,649,990	Sell	07/12/13	5,185,000	4,761,775	423,225
Citigroup, Inc.	Brazilian Real	2,999,568	Sell	07/12/13	1,482,000	1,341,153	140,847
Citigroup, Inc.	Turkish Lira	369,910	Sell	08/23/13	189,000	190,181	(1,181)
Citigroup, Inc.	Mexican Peso	8,132,205	Sell	08/23/13	606,000	624,587	(18,587)
Citigroup, Inc.	Mexican Peso	5,595,465	Sell	08/23/13	418,000	429,755	(11,755)
Citigroup, Inc.	Mexican Peso	6,609,058	Sell	08/23/13	494,000	507,603	(13,603)
Citigroup, Inc.	Mexican Peso	6,624,170	Sell	08/23/13	494,000	508,764	(14,764)
Citigroup, Inc.	Mexican Peso	6,360,845	Sell	08/23/13	493,000	488,539	4,461
Citigroup, Inc.	Mexican Peso	6,360,795	Sell	08/23/13	493,000	488,536	4,464
Citigroup, Inc.	Brazilian Real	302,127	Sell	07/12/13	149,000	135,086	13,914
Citigroup, Inc.	Mexican Peso	6,488,481	Sell	08/23/13	503,000	498,342	4,658
Citigroup, Inc.	Mexican Peso	6,487,073	Sell	08/23/13	503,000	498,234	4,766
Citigroup, Inc.	Polish Zloty	4,312,881	Sell	08/23/13	1,316,436	1,293,630	22,806
Citigroup, Inc.	Singapore Dollar	651,902	Sell	08/23/13	522,698	514,366	8,332
Citigroup, Inc.	Czech Koruna	31,029	Sell	08/23/13	1,603	1,553	50
Citigroup, Inc.	Russian Ruble	130,000,000	Sell	08/23/13	3,978,881	3,918,530	60,351
Citigroup, Inc.	Turkish Lira	967,900	Sell	08/23/13	509,000	497,625	11,375
Citigroup, Inc.	Malaysian Ringgit	1,576,119	Sell	08/23/13	509,000	497,080	11,920
Citigroup, Inc.	Thai Baht	121,197,380	Sell	08/23/13	3,943,943	3,896,566	47,377
Citigroup, Inc.	Mexican Peso	6,529,711	Sell	08/23/13	509,000	501,509	7,491
Citigroup, Inc.	Polish Zloty	960,285	Sell	08/23/13	295,000	288,033	6,967
Citigroup, Inc.	Polish Zloty	1,691,428	Sell	08/23/13	515,000	507,336	7,664
Citigroup, Inc.	Singapore Dollar	643,736	Sell	08/23/13	515,000	507,922	7,078
Citigroup, Inc.	EU Euro	642,086	Sell	07/12/13	843,000	835,802	7,198
Citigroup, Inc.	Hungarian Forint	109,069,117	Sell	09/20/13	473,000	477,467	(4,467)
Citigroup, Inc.	Hungarian Forint	125,101,862	Sell	09/20/13	545,000	547,653	(2,653)
Citigroup, Inc.	EU Euro	1,602,408	Sell	07/12/13	2,105,323	2,085,852	19,471
Citigroup, Inc.	Colombian Peso	2,633,817,480	Sell	07/12/13	1,428,000	1,369,098	58,902
Citigroup, Inc.	Colombian Peso	312,230,500	Sell	07/12/13	170,000	162,302	7,698
Citigroup, Inc.	Hungarian Forint	33,500,002	Sell	09/20/13	148,449	146,652	1,797
Citigroup, Inc.	Colombian Peso	266,356,560	Sell	07/12/13	146,000	138,456	7,544
Citigroup, Inc.	Colombian Peso	710,357,850	Sell	07/12/13	387,000	369,255	17,745
Credit Suisse Group AG	South African Rand	3,486,328	Sell	08/23/13	344,000	349,943	(5,943)
Credit Suisse Group AG	Thai Baht	7,162,951	Sell	08/23/13	234,000	230,293	3,707
Credit Suisse Group AG	Hungarian Forint	91,891,720	Sell	09/20/13	401,305	402,271	(966)
Deutsche Bank AG	Chinese Offshore Yuan	2,606,720	Sell	01/14/14	420,000	418,826	1,174
Deutsche Bank AG	Chinese Offshore Yuan	6,989,909	Sell	01/14/14	1,121,130	1,123,081	(1,951)
Deutsche Bank AG	EU Euro	758,885	Sell	07/12/13	1,006,000	987,840	18,160
Deutsche Bank AG	EU Euro	766,965	Sell	07/12/13	1,018,000	998,358	19,642
Deutsche Bank AG	Brazilian Real	1,076,026	Sell	07/12/13	509,000	481,108	27,892
Deutsche Bank AG	Colombian Peso	273,024,180	Sell	07/12/13	143,000	141,922	1,078
Deutsche Bank AG	Colombian Peso	584,108,550	Sell	07/12/13	305,000	303,628	1,372
Deutsche Bank AG	Philippine Peso	53,031,720	Sell	07/12/13	1,244,000	1,227,411	16,589
Deutsche Bank AG	Colombian Peso	3,457,161,240	Sell	07/12/13	1,867,000	1,797,084	69,916
Deutsche Bank AG	Mexican Peso	6,617,879	Sell	08/23/13	494,000	508,281	(14,281)
Deutsche Bank AG	Colombian Peso	2,598,630,000	Sell	07/12/13	1,410,000	1,350,807	59,193
Deutsche Bank AG	South African Rand	5,068,410	Sell	08/23/13	503,000	508,746	(5,746)
Deutsche Bank AG	South African Rand	4,596,673	Sell	08/23/13	453,000	461,395	(8,395)
Deutsche Bank AG	South African Rand	16,586,704	Sell	08/23/13	1,623,126	1,664,906	(41,780)
Deutsche Bank AG	Peruvian Nuevo Sol	7,721,787	Sell	08/23/13	2,790,671	2,762,678	27,993
Deutsche Bank AG	South Korean Won	490,569,690	Sell	08/23/13	436,605	428,418	8,187
Deutsche Bank AG	Turkish Lira	967,595	Sell	08/23/13	509,000	497,468	11,532
Deutsche Bank AG	Polish Zloty	2,642,878	Sell	08/23/13	809,000	792,720	16,280
Deutsche Bank AG	Mexican Peso	6,529,404	Sell	08/23/13	509,000	501,485	7,515
Deutsche Bank AG	Chinese Yuan	4,962,836	Sell	08/09/13	801,000	805,835	(4,835)
Deutsche Bank AG	Hungarian Forint	125,098,428	Sell	09/20/13	545,000	547,638	(2,638)
Deutsche Bank AG	Philippine Peso	75,620,300	Sell	07/12/13	1,831,000	1,750,220	80,780

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Hungarian Forint	115,122,617	Sell	09/20/13	$509,000	$503,967	$5,033
Deutsche Bank AG	Hungarian Forint	29,121,569	Sell	09/20/13	129,000	127,484	1,516
Deutsche Bank AG	Philippine Peso	75,934,500	Sell	07/12/13	1,860,000	1,757,492	102,508
Deutsche Bank AG	Philippine Peso	46,045,120	Sell	07/12/13	1,133,000	1,065,707	67,293
Goldman Sachs & Co.	South African Rand	5,072,071	Sell	08/23/13	503,000	509,114	(6,114)
Goldman Sachs & Co.	Indonesian Rupiah	1,535,079,416	Sell	08/23/13	153,000	153,712	(712)
Goldman Sachs & Co.	South African Rand	2,865,632	Sell	08/23/13	284,000	287,640	(3,640)
Goldman Sachs & Co.	Polish Zloty	1,691,991	Sell	08/23/13	515,000	507,505	7,495
Goldman Sachs & Co.	Philippine Peso	8,057,808	Sell	07/12/13	198,000	186,497	11,503
HSBC	Philippine Peso	29,452,000	Sell	07/12/13	714,000	681,662	32,338
HSBC	Philippine Peso	60,461,775	Sell	07/12/13	1,485,000	1,399,378	85,622
HSBC	Malaysian Ringgit	1,606,822	Sell	08/23/13	519,000	506,763	12,237
HSBC	Chinese Yuan	996,853	Sell	08/09/13	159,000	161,863	(2,863)
JPMorgan Chase & Co.	EU Euro	83,623	Sell	07/12/13	109,000	108,852	148
JPMorgan Chase & Co.	Philippine Peso	21,332,190	Sell	07/12/13	509,000	493,730	15,270
JPMorgan Chase & Co.	Chilean Peso	396,043,740	Sell	07/12/13	811,000	778,118	32,882
JPMorgan Chase & Co.	EU Euro	119,663	Sell	07/12/13	154,000	155,765	(1,765)
JPMorgan Chase & Co.	Romanian New Leu	360,567	Sell	08/23/13	105,000	104,493	507
JPMorgan Chase & Co.	Mexican Peso	6,359,947	Sell	08/23/13	493,000	488,470	4,530
JPMorgan Chase & Co.	South African Rand	9,907,728	Sell	08/23/13	986,000	994,497	(8,497)
JPMorgan Chase & Co.	Indonesian Rupiah	17,022,139,610	Sell	08/23/13	1,632,506	1,704,478	(71,972)
JPMorgan Chase & Co.	Indonesian Rupiah	17,022,139,610	Sell	08/23/13	1,682,030	1,704,478	(22,448)
JPMorgan Chase & Co.	Russian Ruble	8,896,550	Sell	08/23/13	275,000	268,165	6,835
JPMorgan Chase & Co.	Brazilian Real	1,100,642	Sell	07/12/13	513,000	492,114	20,886
							$1,515,786

ING Emerging Markets Local Currency Debt Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	10	09/30/13	$2,200,000	$(1,902)
U.S. Treasury 5-Year Note	8	09/30/13	968,375	(10,895)
U.S. Treasury Long Bond	24	09/19/13	3,260,250	(116,128)
			$6,428,625	$(128,925)
Short Contracts
U.S. Treasury 10-Year Note	(29)	09/19/13	(3,670,313)	83,521
U.S. Treasury Ultra Long Bond	(8)	09/19/13	(1,178,500)	39,136
			$(4,848,813)	$122,657

ING Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 8.850% Counterparty: Deutsche Bank AG	01/02/17	BRL 26,700,000	$(440,543)	$—	$(440,543)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL 9,500,000	(181,073)	—	(181,073)
Receive a fixed rate equal to 9.705% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL 9,000,000	(103,848)	—	(103,848)
Receive a fixed rate equal to 4.940% and pay a floating rate based on the CLP-PuntaCamara-BCC (OIS) Counterparty: Barlcays Bank PLC	10/10/14	CLP 7,550,000,000	47,403	—	47,403
Receive a floating rate based on the CLP-PuntaCamara-BCC (OIS) and pay a fixed rate equal to 5.140% Counterparty: Barlcays Bank PLC	10/10/17	CLP 3,300,000,000	(41,234)	—	(41,234)
Receive a fixed rate equal to 5.290% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/02/23	MXN 22,500,000	(186,251)	—	(186,251)
Receive a fixed rate equal to 5.280% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/03/23	MXN 22,500,000	(187,887)	—	(187,887)
			$(1,093,433)	$—	$(1,093,433)

ING Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,052,250
Interest rate contracts	Futures contracts	122,657
Interest rate contracts	Interest rate swaps	47,403
Total Asset Derivatives		$2,222,310

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$3,539,901
Interest rate contracts	Futures contracts	128,925
Interest rate contracts	Interest rate swaps	1,140,836
Total Liability Derivatives		$4,809,662

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

Assets:	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Forward foreign currency contracts	$115,995	$1,120,359	$4,240	$555,386	$26,715	$148,104	$81,451	$ —	$2,052,250
Interest rate swap agreements	47,403	—	—	—	—	—	—	—	47,403
Total Assets	$163,398	$1,120,359	$4,240	$555,386	$26,715	$148,104	$81,451	$ —	$2,099,653

Liabilities:
Forward foreign currency contracts	$159,880	$505,885	$26,105	$2,334,844	$156,078	$23,448	$322,127	$ 11,534	$3,539,901
Interest rate swap agreements	41,234	—	—	621,616	—	477,986	—	—	1,140,836
Total Liabilities	$201,114	$505,885	$26,105	$2,956,460	$156,078	$501,434	$322,127	$ 11,534	$4,680,737
Net OTC derivative instruments by counterparty, at fair value	$(37,716)	$614,474	$(21,865)	$(2,401,074)	$(129,363)	$(353,330)	$(240,676)	$(11,534)	(2,581,084)
Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—	$2,550,000	$—	$—	$—	$ —	$2,550,000
Net Exposure(1)	$(37,716)	$614,474	$(21,865)	$148,926	$(129,363)	$(353,330)	$(240,676)	$(11,534)	$ (31,084)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 84.0%
		Consumer Discretionary: 8.9%
500,000		Brinker International, Inc., 2.600%, 05/15/18	$489,753	0.8
300,000		CBS Corp., 5.900%, 10/15/40	313,994	0.5
650,000		Comcast Corp., 4.650%, 07/15/42	626,430	1.0
500,000	#	COX Communications, Inc., 4.500%, 06/30/43	432,436	0.7
350,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	313,645	0.5
150,000		DirecTV Holdings, LLC, 3.550%, 03/15/15	155,775	0.2
500,000		Discovery Communications LLC, 4.875%, 04/01/43	464,444	0.7
150,000		McDonald’s Corp., 2.625%, 01/15/22	144,466	0.2
284,000		News America, Inc., 6.150%, 02/15/41	316,790	0.5
650,000		O’Reilly Automotive, Inc., 3.850%, 06/15/23	632,129	1.0
200,000		Target Corp., 4.000%, 07/01/42	182,837	0.3
500,000		Time Warner, Inc., 4.900%, 06/15/42	478,032	0.7
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	417,963	0.6
300,000		Viacom, Inc., 2.500%, 12/15/16	309,694	0.5
500,000	#	Viacom, Inc., 4.375%, 03/15/43	426,199	0.7
			5,704,587	8.9

		Consumer Staples: 6.9%
500,000		Anheuser-Busch InBev Finance, Inc., 2.625%, 01/17/23	469,798	0.7
150,000		Campbell Soup Co., 2.500%, 08/02/22	136,978	0.2
344,000		Diageo Capital PLC, 2.625%, 04/29/23	320,499	0.5
342,000		Dr Pepper Snapple Group, Inc., 2.700%, 11/15/22	317,944	0.5
626,000	#	Heineken NV, 3.400%, 04/01/22	616,162	1.0
300,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	303,307	0.5
270,000		Kraft Foods, Inc., 6.500%, 08/11/17	314,107	0.5
488,000		Molson Coors Brewing Co., 5.000%, 05/01/42	471,003	0.7
300,000		PepsiCo, Inc./NC, 3.000%, 08/25/21	295,495	0.5
343,000		Philip Morris International, Inc., 2.625%, 03/06/23	317,985	0.5
500,000	#	SABMiller Holdings, Inc., 3.750%, 01/15/22	509,493	0.8
350,000		Walgreen Co., 4.400%, 09/15/42	316,174	0.5
			4,388,945	6.9

		Energy: 7.8%
250,000		Apache Corp., 3.625%, 02/01/21	256,914	0.4
345,000		BP Capital Markets PLC, 2.750%, 05/10/23	319,470	0.5
1,000,000		Chevron Corp., 3.191%, 06/24/23	996,634	1.6
300,000		Devon Energy Corp., 5.600%, 07/15/41	312,289	0.5
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	468,598	0.7
500,000		Enterprise Products Operating LLC, 3.350%, 03/15/23	481,843	0.8
500,000		Kinder Morgan Energy Partners L.P., 3.450%, 02/15/23	470,161	0.7
27,000		Noble Holding International Ltd., 2.500%, 03/15/17	27,022	0.0
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	256,539	0.4
550,000		ONEOK Partners L.P., 2.000%, 10/01/17	541,252	0.8
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	307,901	0.5
300,000		Transocean, Inc., 4.950%, 11/15/15	321,914	0.5
250,000		Williams Partners L.P., 3.800%, 02/15/15	260,730	0.4
			5,021,267	7.8

		Financials: 31.3%
150,000		American International Group, Inc., 4.875%, 06/01/22	160,092	0.3
350,000		American International Group, Inc., 5.850%, 01/16/18	394,204	0.6
271,000		Allstate Corp./The, 4.500%, 06/15/43	268,569	0.4
300,000		American Express Co., 4.050%, 12/03/42	263,660	0.4
300,000		American Tower Corp., 4.700%, 03/15/22	302,955	0.5
1,000,000		Bank of America Corp., 3.300%, 01/11/23	946,483	1.5
250,000		Bank of America Corp., 5.625%, 07/01/20	275,523	0.4
250,000		Bank of America Corp., 8.000%, 12/29/49	279,720	0.4
700,000		BB&T Corp., 2.050%, 06/19/18	690,347	1.1
271,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	261,296	0.4
400,000		Boston Properties L.P., 3.800%, 02/01/24	393,452	0.6
200,000		Citigroup, Inc., 1.750%, 05/01/18	191,399	0.3
328,000		Citigroup, Inc., 3.375%, 03/01/23	314,218	0.5

ING Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

500,000		Citigroup, Inc., 3.500%, 05/15/23	$449,708	0.7
294,000		Citigroup, Inc., 4.450%, 01/10/17	314,984	0.5
250,000		Citigroup, Inc., 4.875%, 05/07/15	263,817	0.4
250,000		Citigroup, Inc., 5.950%, 12/29/49	249,087	0.4
250,000		CNA Financial Corp., 5.750%, 08/15/21	281,704	0.4
356,000		Deutsche Bank AG, 4.296%, 05/24/28	329,164	0.5
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	242,147	0.4
633,000		Ford Motor Co., 3.000%, 06/12/17	634,726	1.0
300,000		General Electric Capital Corp., 4.375%, 09/16/20	317,931	0.5
300,000		General Electric Capital Corp., 7.125%, 12/15/49	339,572	0.5
137,000		Genworth Financial, Inc., 7.625%, 09/24/21	159,380	0.3
1,000,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	958,110	1.5
306,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	314,667	0.5
272,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	324,730	0.5
170,000		HSBC Finance Corp., 6.676%, 01/15/21	188,141	0.3
550,000	#	HSBC Bank PLC, 1.500%, 05/15/18	530,439	0.8
318,000		Jefferies Group, Inc., 5.125%, 01/20/23	315,962	0.5
200,000		JPMorgan Chase & Co., 1.625%, 05/15/18	191,884	0.3
200,000		JPMorgan Chase & Co., 3.200%, 01/25/23	190,132	0.3
1,000,000		JPMorgan Chase & Co., 3.375%, 05/01/23	932,504	1.5
300,000		JPMorgan Chase & Co., 5.125%, 09/15/14	314,819	0.5
250,000		JPMorgan Chase & Co., 5.150%, 05/29/49	239,375	0.4
275,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	316,723	0.5
300,000		MetLife, Inc., 4.125%, 08/13/42	268,192	0.4
100,000		Morgan Stanley, 4.100%, 01/26/15	104,347	0.2
1,000,000		Morgan Stanley, 4.100%, 05/22/23	925,209	1.4
575,000		Morgan Stanley, 5.500%, 07/28/21	614,706	1.0
250,000		Murray Street Investment Trust I, 4.647%, 03/09/17	264,834	0.4
350,000		PNC Bank NA, 2.950%, 01/30/23	323,354	0.5
261,000		Principal Financial Group, Inc., 1.850%, 11/15/17	256,508	0.4
319,000		Prudential Financial, Inc., 5.625%, 06/15/43	313,418	0.5
338,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	395,091	0.6
505,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	479,713	0.7
554,000	#	Standard Chartered PLC, 3.950%, 01/11/23	516,060	0.8
521,000		State Street Corp., 3.100%, 05/15/23	488,723	0.8
250,000		Svenska Handelsbanken AB, 3.125%, 07/12/16	262,699	0.4
250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	274,683	0.4
300,000		US Bancorp, 2.950%, 07/15/22	278,676	0.4
300,000		Vornado Realty L.P., 5.000%, 01/15/22	315,286	0.5
200,000		Wells Fargo & Co., 2.625%, 12/15/16	207,368	0.3
650,000		Wells Fargo & Co., 3.450%, 02/13/23	621,653	1.0
			20,052,144	31.3

		Health Care: 7.1%
500,000	#	AbbVie, Inc., 4.400%, 11/06/42	466,809	0.7
370,000		Aetna, Inc., 4.125%, 11/15/42	326,374	0.5
400,000		Amgen, Inc., 5.650%, 06/15/42	428,750	0.7
325,000		Baxter International, Inc., 3.200%, 06/15/23	319,258	0.5
300,000		GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	282,741	0.5
1,000,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	986,375	1.5
325,000		Pfizer, Inc., 4.300%, 06/15/43	317,228	0.5
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	472,163	0.7
300,000		UnitedHealth Group, Inc., 3.950%, 10/15/42	259,472	0.4
250,000		WellPoint, Inc., 1.875%, 01/15/18	244,962	0.4
500,000	#	Zoetis, Inc., 4.700%, 02/01/43	469,250	0.7
			4,573,382	7.1

		Industrials: 5.3%
336,000	#	Barrick Gold Corp., 2.500%, 05/01/18	301,745	0.4
355,000		CSX Corp., 4.100%, 03/15/44	309,883	0.5
1,000,000		General Electric Capital Corp., 3.100%, 01/09/23	946,014	1.5
669,000		General Electric Co., 2.700%, 10/09/22	634,037	1.0
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	316,915	0.5
600,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	583,552	0.9
326,000		United Technologies Corp., 4.500%, 06/01/42	323,127	0.5
			3,415,273	5.3

		Information Technology: 3.8%
500,000		Apple, Inc., 3.850%, 05/04/43	446,527	0.7

ING Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

250,000	Applied Materials, Inc., 4.300%, 06/15/21	$262,873	0.4
500,000	EMC Corp./MA, 3.375%, 06/01/23	491,476	0.8
320,000	Hewlett-Packard Co., 2.600%, 09/15/17	319,791	0.5
500,000	Intel Corp., 4.250%, 12/15/42	456,508	0.7
500,000	Oracle Corp., 2.500%, 10/15/22	461,750	0.7
		2,438,925	3.8

	Materials: 1.5%
320,000	Cabot Corp., 2.550%, 01/15/18	320,326	0.5
300,000	Eastman Chemical Co., 2.400%, 06/01/17	300,710	0.5
325,000	Teck Resources Ltd, 2.500%, 02/01/18	316,110	0.5
		937,146	1.5

	Telecommunication Services: 4.3%
900,000	AT&T, Inc., 4.300%, 12/15/42	787,753	1.2
250,000	AT&T, Inc., 5.350%, 09/01/40	254,127	0.4
325,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 04/15/23	306,892	0.5
100,000	Verizon Communications, Inc., 2.000%, 11/01/16	101,961	0.1
1,000,000	Verizon Communications, Inc., 3.850%, 11/01/42	834,083	1.3
250,000	Vodafone, 2.875%, 03/16/16	259,239	0.4
250,000	Vodafone Group PLC, 2.950%, 02/19/23	231,449	0.4
		2,775,504	4.3

	Utilities: 7.1%
617,000	American Electric Power Co., Inc., 2.950%, 12/15/22	575,182	0.9
344,000	CMS Energy Corp., 4.700%, 03/31/43	319,308	0.5
348,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	314,829	0.5
150,000	Commonwealth Edison Co., 1.625%, 01/15/14	150,872	0.2
50,000	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	56,519	0.1
100,000	Detroit Edison Co, 3.450%, 10/01/20	104,495	0.2
506,000	Dominion Resources, Inc./VA, 2.750%, 09/15/22	472,151	0.7
419,000	Duke Energy Corp., 5.050%, 09/15/19	469,363	0.7
324,000	FirstEnergy Corp., 2.750%, 03/15/18	315,656	0.5
500,000	Nisource Finance Corp., 3.850%, 02/15/23	485,841	0.8
344,000	Petrobras Global Finance BV, 3.000%, 01/15/19	320,263	0.5
334,000	PPL Capital Funding, Inc., 3.400%, 06/01/23	316,917	0.5
250,000	Public Service Co. of Colorado, 3.200%, 11/15/20	256,431	0.4
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	114,981	0.2
250,000	Wisconsin Electric Power Co., 2.950%, 09/15/21	250,706	0.4
		4,523,514	7.1
	Total Corporate Bonds/Notes (Cost $54,410,875)	53,830,687	84.0

U.S. TREASURY OBLIGATIONS: 14.3%
	U.S. Treasury Bonds: 13.1%
6,808,000	1.750%, due 05/15/23	6,372,397	10.0
2,115,000	3.125%, due 02/15/43	1,977,195	3.1
		8,349,592	13.1

	U.S. Treasury Notes: 1.2%
780,000	1.375%, due 06/30/18	779,300	1.2

	Total U.S. Treasury Obligations (Cost $9,129,517)	9,128,892	14.3

	Total Investments in Securities (Cost $63,540,392)	$62,959,579	98.3
	Assets in Excess of Other Liabilities	1,118,071	1.7
	Net Assets	$64,077,650	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $63,701,360.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$417,845
Gross Unrealized Depreciation	(1,159,626)
Net Unrealized Depreciation	$(741,781)

ING Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$53,830,687	$—	$53,830,687
U.S. Treasury Obligations	—	9,128,892	—	9,128,892
Total Investments, at fair value	$—	$62,959,579	$—	$62,959,579
Other Financial Instruments+
Futures	416,591	—	—	416,591
Total Assets	$416,591	$62,959,579	$—	$63,376,170
Liabilities Table
Other Financial Instruments+
Futures	$(16,380)	$—	$—	$(16,380)
Total Liabilities	$(16,380)	$—	$—	$(16,380)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Investment Grade Credit Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	52	09/30/13	$11,440,000	$(16,380)
U.S. Treasury 5-Year Note	125	09/30/13	15,130,860	11,407
			$26,570,860	$(4,973)

Short Contracts
U.S. Treasury 10-Year Note	(107)	09/19/13	(13,542,187)	3,076
U.S. Treasury Long Bond	(82)	09/19/13	(11,139,188)	402,108
			$(24,681,375)	$405,184

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$416,591
Total Asset Derivatives		$416,591

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$16,380
Total Liability Derivatives		$16,380

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 22, 2013